Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note
1
–
Summary of Significant Accounting Policies

Organization
and
basis of presentation

The consolidated financial statements include the accounts of ADDvantage Technologies Group, Inc. and its subsidiaries, all of which are wholly owned (collectively, the “Company”) as well as an equity-method investment. Intercompany balances and transactions have been eliminated in consolidation.  The Company’s reportable segments are Cable Television (“Cable TV”) and Telecommunications (“Telco”).

Cash and cash equivalents

Cash and cash equivalents includes demand and time deposits, money market funds and other marketable securities with maturities of three
months or less when acquired.

Accounts receivable

Trade receivables are carried at original invoice amount less an estimate made for doubtful accounts.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions.  Trade receivables are written off against the allowance when deemed uncollectible.  Recoveries of trade receivables previously written off are recorded when received.  The Company generally does not
charge interest on past due accounts.

Inventor
ies

Inventories consist of new, refurbished and used electronic components for the Cable TV segment and new, refurbished and used telecommunications equipment for the Telco segment.  Inventory is stated at the lower of cost or net realizable value.  Cost is determined using the weighted-average method.  Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. For both the Cable TV and Telco segments, the Company records an inventory reserve provision to reflect inventory at its estimated net realizable value based on a review of inventory quantities on hand, historical sales volumes and technology changes. These reserves are to provide for items that are potentially slow-moving, excess or obsolete.

Property and equipment

Property and equipment consists of software, office equipment, warehouse and service equipment, and buildings with estimated useful lives generally of
3
years,
5
years,
10
years and
40
years, respectively.  Depreciation is provided using the straight-line method over the estimated useful lives of the related assets.  Leasehold improvements are amortized over the shorter of the useful lives or the remainder of the lease agreement.  Gains or losses from the ordinary sale or retirement of property and equipment are recorded in other income (expense). Repairs and maintenance costs are generally expensed as incurred, whereas major improvements are capitalized.  Depreciation expense was
$0.4
million for each of the years ended
September 30, 2018,
2017
and
2016.

Goodwill

Goodwill represents the excess of purchase price of acquisitions over the acquisition date fair value of the net assets of businesses acquired. Goodwill is not
amortized and is tested at least annually for impairment. We perform our annual analysis during the fourth
quarter of each fiscal year and in any other period in which indicators of impairment warrant additional analysis. Goodwill is evaluated for impairment by comparing our estimate of the fair value of each reporting unit, or operating segment, with the reporting unit’s carrying value, including goodwill. Our reporting units for purposes of the goodwill impairment calculation are the Cable TV operating segment and the Telco operating segment.

Management utilizes a discounted cash flow analysis to determine the estimated fair value of each reporting unit. Significant judgments and assumptions including the discount rate, anticipated revenue growth rate, gross margins and operating expenses are inherent in these fair value estimates. As a result, actual results may
differ from the estimates utilized in our discounted cash flow analysis. The use of alternate judgments and/or assumptions could result in the recognition of different levels of impairment charges in the financial statements.

Intangible
a
ssets

Intangible assets that have finite useful lives are amortized on a straight-line basis over their estimated useful lives ranging from
3
years to
10
years.

Impairment of
l
ong-
l
ived
a
ssets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may
not
be recoverable. The Company conducts its long-lived asset impairment analyses in accordance with Accounting Standards Codification (“ASC”)
360
-
10
-
15,
“Impairment or Disposal of Long-Lived Assets.” ASC
360
-
10
-
15
requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not
indicate the carrying amount of the asset is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value based on discounted cash flow analysis or appraisals.

Income taxes

The Company provides for income taxes in accordance with the liability method of accounting.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax carryforward amounts.  Management provides a valuation allowance against deferred tax assets for amounts which are not
considered “more likely than
not”
to be realized.

Revenue recognition

The Company recognizes revenue for product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and the collection of the related receivable is probable, which is generally at the time of shipment.  The stated shipping terms are generally FOB shipping point per the Company's sales agreements with its customers.  Accruals are established for expected returns based on historical activity.  Revenue for repair services is recognized when the repair is completed and the product is shipped back to the customer. Revenue for recycle services is recognized when title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and the collection of the related receivable is probable, which is generally upon acceptance of the shipment at the recycler’s location.

Freight

Amounts billed to customers for shipping and handling represent revenues earned and are included in sales income in the accompanying consolidated statements of operations. Actual costs for shipping and handling of these sales are included in cost of sales.

Advertising costs

Advertising costs are expensed as incurred.  Advertising expense was
$0.6
million,
$0.5
million and
$0.2
million for the years ended
September 30, 2018,
2017
and
2016,
respectively.

Management estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Any significant, unanticipated changes in product demand, technological developments or continued economic trends affecting the cable or telecommunications industries could have a significant impact on the value of the Company's inventory and operating results.

Concentrations of risk

The Company holds cash with
one
major financial institution, which at times exceeds FDIC insured limits. Historically, the Company has not
experienced any losses due to such concentration of credit risk.

Other financial instruments that potentially subject the Company to concentration of credit risk consist principally of trade receivables.  Concentrations of credit risk with respect to trade receivables are limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk.  The Company controls credit risk through credit approvals, credit limits and monitoring procedures.  The Company performs credit evaluations for all new customers but does not
require collateral to support customer receivables.

The Company had
no
customer in
2018,
2017
or
2016
that represented in excess of
10%
of the total net sales.  The Company’s sales to foreign (non-U.S. based) customers were
$4.1
million,
$4.3
million and
$3.0
million for the years ended
September 30, 2018,
2017
and
2016,
respectively.  In
2018,
the Cable TV segment purchased approximately
15%
of its inventory from Arris Solutions, Inc. and approximately
11%
of its inventory either directly from Cisco or indirectly through their primary stocking distributor.  The concentration of suppliers of the Company’s inventory subjects the Company to risk. The Telco segment did not
purchase over
10%
of its total inventory purchases from any
one
supplier.

Employee stock-based awards

Share-based payments to employees, including grants of employee stock options, are recognized in the consolidated financial statements based on their grant date fair value over the requisite service period. The Company determines the fair value of the options issued, using the Black-Scholes valuation model, and amortizes the calculated value over the vesting term of the stock options. Compensation expense for stock-based awards is included in the operating, selling, general and administrative expense section of the consolidated statements of operations.

Earnings per share

Basic earnings per share is computed by dividing the earnings available to common shareholders by the weighted average number of common shares outstanding for the year. Dilutive earnings per share include any dilutive effect of stock options and restricted stock.

Fair value of financial instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities approximate fair value due to their short maturities.

Financial Accounting Standards Board (“FASB”) ASC
820,
Fair Value Measurements and Disclosures,
defines fair value, establishes a consistent framework for measuring fair value and establishes a fair value hierarchy based on the observability of inputs used to measure fair value.  The three
levels of the fair value hierarchy are as follows:

●
Level
1
– Quoted prices for identical assets in active markets or liabilities that we have the ability to access. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

●
Level
2
– Inputs are other than quoted prices in active markets included in Level
1
that are either directly or indirectly observable. These inputs are either directly observable in the marketplace or indirectly observable through corroboration with market data for substantially the full contractual term of the asset or liability being measured.

●
Level
3
– Inputs that are
not
observable for which there is little, if any, market activity for the asset or liability being measured. These inputs reflect management’s best estimate of the assumptions market participants would use in determining fair value.

Recent
ly
i
ssued
a
ccounting
s
tandards

In
May 2014,
the FASB issued ASU
2014
-
09:
“Revenue from Contracts with Customers (Topic
606
)”. This guidance was issued to clarify the principles for recognizing revenue and develop a common revenue standard for U.S. GAAP and International Financial Reporting Standards (“IFRS”). In addition, in
August 2015,
the FASB issued ASU
2015
-
14:
“Revenue from Contracts with Customers (Topic
606
). This update was issued to defer the effective date of ASU
2014
-
09
by
one
year. Therefore, the effective date of ASU
2014
-
09
is for annual reporting periods beginning after
December 15, 2017.
Based on management’s assessment of ASU
2014
-
09,
management does
not
expect that ASU
2014
-
09
will have a material impact on the Company’s consolidated financial statements as the Company’s contracts generally consist of a single performance obligation to deliver tangible goods. As part of the Company’s review of its contracts, the Company changed its processes for contract review of performance obligation contracts to help ensure the Company will be in compliance with this standard. Management does not
expect significant changes in the timing or method of revenue recognition, accounting systems, controls or a need to significantly change any accounting policies or practices. This ASU allows the use of either the retrospective or modified retrospective transition method upon adoption. Management adopted ASU
2014
-
09
effective
October 1, 2018,
using the modified retrospective method of adoption, and will not
have an adjustment to retained earnings upon adoption. The adoption of ASU
2014
-
09
will result in additional disclosures.

In
February 2016,
the FASB issued ASU
2016
-
02:
“Leases (Topic
842
)” which is intended to improve financial reporting about leasing transactions. This ASU will require organizations (“lessees”) that lease assets with lease terms of more than twelve
months to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Organizations that own the assets leased by lessees (“lessors”) will remain largely unchanged from current GAAP. In addition, this ASU will require disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. The guidance is effective for annual periods beginning after
December 15, 2018
and early adoption is permitted. Based on management’s initial assessment, ASU
2016
-
02
will have a material impact on the Company’s consolidated financial statements. Management reviewed its lease obligations and determined that the Company generally does not
enter into long-term lease obligations with the exception of its real estate leases for its facilities. The Company is a lessee on certain real estate leases that will need to be reported as right of use assets and liabilities at an estimated amount of
$3
million on the Company’s consolidated financial statements on the date of adoption.

In
March 2016,
the FASB issued ASU
2016
-
09:
“Compensation – Stock Compensation (Topic
718
)” which is intended to improve employee share-based payment accounting.  This ASU identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows.  The guidance is effective for annual periods beginning after
December 15, 2016
and interim periods within those annual periods.  Early adoption is permitted.  Management has determined that ASU
2016
-
09
will
not
have a material impact on the Company’s consolidated financial statements. The Company does not
currently have excess tax benefits or deficiencies from stock compensation expense. The Company adopted ASU
2016
-
09
on
October 1, 2017.

In
June 2016,
the FASB issued ASU
2016
-
13:
“Financial Instruments – Credit Losses (Topic
326
) – Measurement of Credit Losses on Financial Instruments.” This ASU requires entities to measure all expected credit losses for most financial assets held at the reporting date based on an expected loss model which includes historical experience, current conditions, and reasonable and supportable forecasts. Entities will now use forward-looking information to better form their credit loss estimates. This ASU also requires enhanced disclosures to help financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an entity’s portfolio. ASU
2016
-
13
is effective for annual periods beginning after
December 15, 2019,
including interim periods within those fiscal periods. Entities may
adopt earlier as of the fiscal year beginning after
December 15, 2018,
including interim periods within those fiscal years. We are currently in the process of evaluating this new standard update.

In
August 2016,
the FASB issued ASU
2016
-
15:
“Statement of Cash Flows (Topic
230
) – Classification of Certain Cash Receipts and Cash Payments.” This ASU addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments in this ASU are effective for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. Early adoption is permitted. Based on management’s initial assessment of ASU
2016
-
15,
the cash flows associated with guaranteed payments for acquisition of businesses will be reported as a financing activity in the Statement of Cash Flows, as opposed to an investing activity where it is currently reported.

In
January 2017,
the FASB issued ASU
2017
-
04:
“Intangibles – Goodwill and Other (Topic
350
) – Simplifying the Test for Goodwill Impairment.” This ASU eliminates the second
step in the goodwill impairment test which requires an entity to determine the implied fair value of the reporting unit’s goodwill. Instead, an entity should recognize an impairment loss if the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, with the impairment loss not
to exceed the amount of goodwill allocated to the reporting unit. This ASU is effective for annual and interim goodwill impairment tests conducted in fiscal years beginning after
December 15, 2019,
with early adoption permitted. The Company elected to early adopt ASU
2017
-
04
on
June 30, 2018
in connection with its goodwill assessment performed as of
June 30, 2018 (
See Note
5
– Goodwill).

Reclassification

Certain prior period amounts have been reclassified to conform to the current year presentation. These reclassifications had no
effect on previously reported results of operations or retained earnings.